Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

OpGen, Inc. (“OpGen” or the “Company”) was incorporated in Delaware in 2001. References in this report to the “Company” include OpGen and its wholly-owned subsidiaries. The Company’s headquarters and its principal operations are in Gaithersburg, Maryland. The Company also has operations in Copenhagen, Denmark, and Bogota, Colombia. The Company operates in one business segment.

OpGen is a precision medicine company harnessing the power of molecular diagnostics and informatics to help combat infectious disease. The Company is developing molecular information products and services for global healthcare settings, helping to guide clinicians with more rapid and actionable information about life threatening infections, improve patient outcomes, and decrease the spread of infections caused by multidrug-resistant microorganisms, or MDROs. Its proprietary DNA tests and informatics address the rising threat of antibiotic resistance by helping physicians and other healthcare providers optimize care decisions for patients with acute infections.

The Company’s molecular diagnostics and informatics products, product candidates and services combine its Acuitas molecular diagnostics and Acuitas Lighthouse informatics platform for use with its proprietary, curated MDRO knowledgebase. The Company is working to deliver products and services, some in development, to a global network of customers and partners.

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The Company’s Acuitas molecular diagnostic tests provide rapid microbial identification and antibiotic resistance gene information. These products include its Acuitas antimicrobial resistance, or AMR, Gene Panel (Urine) test in development for patients at risk for complicated urinary tract infection, or cUTI, and its Acuitas AMR Gene Panel (Isolates) test in development for testing bacterial isolates, and its QuickFISH and PNA FISH FDA-cleared and CE-marked diagnostics used to rapidly detect pathogens in positive blood cultures.  Each of the Acuitas AMR Gene Panel tests is available for sale for research use only, or RUO.

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The Company’s Acuitas Lighthouse informatics systems are cloud-based HIPAA compliant informatics offerings that combine clinical lab test results with patient and hospital information to provide analytics and actionable insights to help manage MDROs in the hospital and patient care environment. Components of the informatics systems include the Acuitas Lighthouse Knowledgebase and the Acuitas Lighthouse Software. The Acuitas Lighthouse Knowledgebase is a relational database management system and a proprietary data warehouse of genomic data matched with antibiotic susceptibility information for bacterial pathogens.  The Acuitas Lighthouse Software system includes the Acuitas Lighthouse Portal, a suite of web applications and dashboards, the Acuitas Lighthouse Prediction Engine, which is a data analysis software, and other supporting software components.  The Acuitas Lighthouse Software can be customized and made specific to a healthcare facility or collaborator, such as a pharmaceutical company. The Acuitas Lighthouse Software is not distributed commercially for antibiotic resistance prediction and is not for use in diagnostic procedures.

The Company’s operations are subject to certain risks and uncertainties. The risks include the risk that the Company will not receive 510(k) clearance for its Acuitas AMR Gene Panel tests and Acuitas Lighthouse Software on a timely basis, or at all, rapid technology changes, the need to retain key personnel, the need to protect intellectual property and the need to raise additional capital financing on terms acceptable to the Company. The Company’s success depends, in part, on its ability to develop, obtain regulatory approval for and commercialize its proprietary technology as well as raise additional capital.

Note 1 - Organization

OpGen, Inc. (“OpGen” or the “Company”) was incorporated in Delaware in 2001. References in this report to the “Company” include OpGen and its wholly-owned subsidiaries. The Company’s headquarters are in Gaithersburg, Maryland, and its principal operations are in Gaithersburg, Maryland. The Company also has operations in Woburn, Massachusetts, Copenhagen, Denmark, and Bogota, Colombia. The Company operates in one business segment.

OpGen, Inc. is a precision medicine company harnessing the power of molecular diagnostics and informatics to help combat infectious disease. The Company is developing molecular information products and services for global healthcare settings, helping to guide clinicians with more rapid and actionable information about life threatening infections, improve patient outcomes, and decrease the spread of infections caused by multidrug-resistant microorganisms, or MDROs. Its proprietary DNA tests and informatics address the rising threat of antibiotic resistance by helping physicians and other healthcare providers optimize care decisions for patients with acute infections.

The Company’s molecular diagnostics and informatics products, product candidates and services combine its Acuitas molecular diagnostics and Acuitas Lighthouse informatics platform for use with its proprietary, curated MDRO knowledgebase. The Company is working to deliver products and services, some in development, to a global network of customers and partners.

•

The Company’s Acuitas molecular diagnostic tests provide rapid microbial identification and antibiotic resistance gene information. These products include its Acuitas antimicrobial resistance, or AMR, Gene Panel (Urine) test in development for patients at risk for complicated urinary tract infection, or cUTI, and its Acuitas AMR Gene Panel (Isolates) test in development for testing bacterial isolates, and its QuickFISH and PNA FISH FDA-cleared and CE-marked diagnostics used to rapidly detect pathogens in positive blood cultures.  Each of the Acuitas AMR Gene Panel tests is available for sale for research use only, or RUO.

•

The Company’s Acuitas Lighthouse informatics systems are cloud-based HIPAA compliant informatics offerings that combine clinical lab test results with patient and hospital information to provide analytics and actionable insights to help manage MDROs in the hospital and patient care environment. Components of the informatics systems include the Acuitas Lighthouse Knowledgebase and the Acuitas Lighthouse Software. The Acuitas Lighthouse Knowledgebase is a relational database management system and a proprietary data warehouse of genomic data matched with antibiotic susceptibility information for bacterial pathogens.  The Acuitas Lighthouse Software system includes the Acuitas Lighthouse Portal, a suite of web applications and dashboards, the Acuitas Lighthouse Prediction Engine, which is a data analysis software, and other supporting software components.  The Acuitas Lighthouse Software can be customized and made specific to a healthcare facility or collaborator, such as a pharmaceutical company. The Acuitas Lighthouse Software is not distributed commercially for antibiotic resistance prediction and is not for use in diagnostic procedures.

The Company’s operations are subject to certain risks and uncertainties. The risks include the risk that the Company will not receive 510(k) clearance for its Acuitas AMR Gene Panel tests and Acuitas Lighthouse Software on a timely basis, or at all, rapid technology changes, the need to retain key personnel, the need to protect intellectual property and the need to raise additional capital financing on terms acceptable to the Company. The Company’s success depends, in part, on its ability to develop, obtain regulatory approval for and commercialize its proprietary technology as well as raise additional capital.